Document and Entity Information	12 Months Ended
Mar. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	HARBOR FUNDS
Central Index Key	0000793769
Amendment Flag	false
Document Creation Date	May 23, 2012
Document Effective Date	May 23, 2012
Prospectus Date	Mar 1, 2012

Harbor International & Global Funds Supplement to Prospectus dated March 1, 2012

The following replaces the information under the heading “Principal Investment Strategy” beginning on page 7 of the Prospectus:

Principal Style Characteristics: Companies throughout the world exhibiting value characteristics on a relative basis

The Fund invests primarily in equity securities, principally common stocks of companies located throughout the world, including the United States and developed and emerging market countries. The Fund expects to invest the majority of its assets in companies that pay dividends or repurchase their shares.

When investing the Fund’s assets, the Subadviser follows a value style. This means that the Subadviser buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are part of industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.

When purchasing or selling individual securities, the Subadviser considers each of the following value characteristics:

  Low price-to-earnings ratio relative to the sector in which the company operates
  Higher yield (measured in both dividends and share repurchases) relative to the market
  Low price-to-book value ratio relative to the market
  Low price-to-cash flow ratio relative to the market
  Financial strength of the company

Generally, the Subadviser considers price-to-earnings and yield as the most important of these value characteristics. Under normal market conditions, the Fund will invest at least 40% of its total assets in companies located in a number of countries outside the U.S. Emerging market exposure is limited to 30% of the Fund’s total assets, determined at the time of purchase. The Fund is not required to allocate its investments in any set percentages in any particular countries. Depending on the Subadviser’s assessment of the relative value of the companies identified for potential investment, the Fund may at one time invest all or substantially all of its assets in foreign companies and at another time invest substantially in U.S. companies, although it is expected that there will normally be meaningful foreign company exposure in the portfolio.

The following replaces the information under the heading “Principal Risks” on page 8 of the Prospectus:

Concentration Risk: Because the Fund typically invests in approximately 35 to 55 companies, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies.

Investors Should Retain This Supplement For Future Reference

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Supplement Text Block	hf1_SupplementTextBlock

Harbor International & Global Funds Supplement to Prospectus dated March 1, 2012

The following replaces the information under the heading “Principal Investment Strategy” beginning on page 7 of the Prospectus:

Principal Style Characteristics: Companies throughout the world exhibiting value characteristics on a relative basis

The Fund invests primarily in equity securities, principally common stocks of companies located throughout the world, including the United States and developed and emerging market countries. The Fund expects to invest the majority of its assets in companies that pay dividends or repurchase their shares.

When investing the Fund’s assets, the Subadviser follows a value style. This means that the Subadviser buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are part of industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.

When purchasing or selling individual securities, the Subadviser considers each of the following value characteristics:

  Low price-to-earnings ratio relative to the sector in which the company operates
  Higher yield (measured in both dividends and share repurchases) relative to the market
  Low price-to-book value ratio relative to the market
  Low price-to-cash flow ratio relative to the market
  Financial strength of the company

Generally, the Subadviser considers price-to-earnings and yield as the most important of these value characteristics. Under normal market conditions, the Fund will invest at least 40% of its total assets in companies located in a number of countries outside the U.S. Emerging market exposure is limited to 30% of the Fund’s total assets, determined at the time of purchase. The Fund is not required to allocate its investments in any set percentages in any particular countries. Depending on the Subadviser’s assessment of the relative value of the companies identified for potential investment, the Fund may at one time invest all or substantially all of its assets in foreign companies and at another time invest substantially in U.S. companies, although it is expected that there will normally be meaningful foreign company exposure in the portfolio.

The following replaces the information under the heading “Principal Risks” on page 8 of the Prospectus:

Concentration Risk: Because the Fund typically invests in approximately 35 to 55 companies, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies.

Investors Should Retain This Supplement For Future Reference

Harbor Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	hf1_SupplementTextBlock

Harbor International & Global Funds Supplement to Prospectus dated March 1, 2012

The following replaces the information under the heading “Principal Investment Strategy” beginning on page 7 of the Prospectus:

Principal Style Characteristics: Companies throughout the world exhibiting value characteristics on a relative basis

The Fund invests primarily in equity securities, principally common stocks of companies located throughout the world, including the United States and developed and emerging market countries. The Fund expects to invest the majority of its assets in companies that pay dividends or repurchase their shares.

When investing the Fund’s assets, the Subadviser follows a value style. This means that the Subadviser buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are part of industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.

When purchasing or selling individual securities, the Subadviser considers each of the following value characteristics:

  Low price-to-earnings ratio relative to the sector in which the company operates
  Higher yield (measured in both dividends and share repurchases) relative to the market
  Low price-to-book value ratio relative to the market
  Low price-to-cash flow ratio relative to the market
  Financial strength of the company

Generally, the Subadviser considers price-to-earnings and yield as the most important of these value characteristics. Under normal market conditions, the Fund will invest at least 40% of its total assets in companies located in a number of countries outside the U.S. Emerging market exposure is limited to 30% of the Fund’s total assets, determined at the time of purchase. The Fund is not required to allocate its investments in any set percentages in any particular countries. Depending on the Subadviser’s assessment of the relative value of the companies identified for potential investment, the Fund may at one time invest all or substantially all of its assets in foreign companies and at another time invest substantially in U.S. companies, although it is expected that there will normally be meaningful foreign company exposure in the portfolio.

The following replaces the information under the heading “Principal Risks” on page 8 of the Prospectus:

Concentration Risk: Because the Fund typically invests in approximately 35 to 55 companies, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies.

Investors Should Retain This Supplement For Future Reference

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Document Creation Date	dei_DocumentCreationDate	May 23, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012